OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities consist of:

	As of
	June 30,	December 31,
	2025	2024
Current portion	$929,017	$768,544
Long term portion	415,821	554,366
Total operating lease liabilities	$1,344,838	$1,322,910

Operating lease liabilities at December 31, 2024 and 2023, consist of:

	As of
	December 31,	December 31,
	2024	2023
Current portion	$768,544	$362,720
Long term portion	554,366	298,961
Total operating lease liabilities	$1,322,910	$661,681

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments at June 30, 2025:

The periods ending June 30,
2025	$778,706
2026	359,090
2027	161,932
2028	97,334
Thereafter	-
Total minimum lease payments	$1,397,062
Less: present value discount	(52,224)
Present value of minimum lease payments	$1,344,838

The following summarizes total future minimum operating lease payments at December 31, 2024:

The periods ending December 31,
2025	807,609
2026	337,377
2027	155,310
2028	94,621
Total minimum lease payments	1,394,917
Less: present value discount	(72,007)
Present value of minimum lease payments	1,322,910